Property and equipment	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Property and equipment
5.	Property and equipment

Property and equipment consists of the following (in thousands):

	December 31,
	2017	2016
Equipment	$226	$226
Furniture and fixtures	36	36
Leasehold improvements	6	6

Total assets	268	268
Less accumulated depreciation	(266)	(257)

Total property and equipment, net	$2	$11